Derivative Liability (Details Textual) - Conversion Agreements [Member] - USD ($)	Feb. 22, 2017	Jan. 31, 2017
Derivative Liability (Textual)
Debt accrued interest	$ 31,000
Number of cancellation shares	2,500,000
Number of cancellation shares, value	$ 300,000
Face amount	$ 300,000
Warrant [Member]
Derivative Liability (Textual)
Number of cancellation shares	3,600,000
Several Accredited Investors (the "Investors") [Member]
Derivative Liability (Textual)
Conversion price		$ 0.10
Minimum [Member] | Several Accredited Investor [Member]
Derivative Liability (Textual)
Conversion price		$ 0.10